Additional paid in capital - Options Outstanding (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Options Outstanding [Abstract]
Options Outstanding	5,253,401,500	5,236,401,500	5,014,851,500	4,963,851,500	4,962,301,500
Exercise Price	$ 0.004	$ 0.003	$ 0.002	$ 0.002
Weighted Average Remaining Contractual Life	1 year 5 months 23 days	1 year 11 months 15 days	2 years 4 months 24 days	3 years 4 months 17 days